Preferred Stock (Series B Preferred Stock) (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 15, 2016 USD ($) $ / shares shares	Jun. 10, 2015 item	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Feb. 28, 2017 $ / shares
Series B Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding | shares	332,500			332,500
Preferred stock, annual dividend rate			10.00%	10.00%
Preferred stock, liquidation preference per share			$ 25.00
Preferred stock, fixed annual amount of dividend per share			$ 2.50
Dividends unpaid and accrued | $				$ 1,870
Dividends unpaid and accrued per share	$ 6.354167			$ 5.625
Redemption liability | $	$ 10,425
Change in value of preferred stock | $			$ (2,781)
Change in net earnings available to common shareholders | $			$ (911)
Preferred stock, redemption price	$ 25.00		$ 25.00
Series A Preferred Stock And Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of voting classes | item		1
Number of directors elected | item		2
Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued, price per share					$ 10.40